INCOME TAXES (Details 2) (PRC, Subsidiaries and VIEs, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PRC | Subsidiaries and VIEs
Operating loss carry forwards
Net operating loss carry forwards	$ 5,313	$ 2,907